Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 65,953	$ 101,105	$ 69,373
Trade receivables, net of allowance	185,113	146,864	105,592
Related party receivables		0	17,912
Inventories	188,234	158,569	146,647
Deferred income taxes	30,404	26,588	21,044
Prepaid expenses and other current assets	42,992	23,095	22,253
Total current assets	512,696	456,221	382,821
Equity Method Investments	46,365
Property, plant, and equipment, net	904,685	659,683	624,642
Identifiable intangible and other assets, net	648,505	394,937	394,962
Goodwill	999,633	772,343	765,586
Total Assets	3,111,884	2,283,184	2,168,011
Current liabilities:
Accounts payable and accrued expenses	431,085	357,106	295,864
Current portion of debt		15,000	15,000
Income taxes payable	1,946	14,294	11,678
Total current liabilities	457,222	386,400	322,542
Current portion of debt and capital lease obligations	24,191	15,000
Long-term debt and capital lease obligations	1,300,387	647,650
Long-term debt		647,650	765,550
Deferred income taxes	263,356	237,765	218,285
Other long-term liabilities	45,254	49,930	76,678
Total liabilities	2,066,219	1,321,745	1,383,055
Commitments and Contingencies (Note 16)
Shareholders' equity:
Preferred stock, $0.01 par value; 170,000,000 shares authorized, no shares issued and outstanding at December 31, 2013 and 2012	0	0	0
Additional paid-in capital	868,199	851,017	792,828
Retained earnings	183,894	117,127	18,086
Accumulated other comprehensive loss	(8,169)	(8,440)	(27,688)
Total shareholders' equity	1,045,665	961,439	784,956
Total Liabilities and Shareholders' Equity	3,111,884	2,283,184	2,168,011
Common Stock - Class A [Member]
Shareholders' equity:
Common stock	1,741	1,735	230
Total shareholders' equity			230
Common Stock - Class B [Member]
Shareholders' equity:
Common stock	0	0	1,500
Total shareholders' equity			$ 1,500